Supplemental Guarantor Information - Consolidated Statement of Comprehensive Income (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)
Condensed Statement of Income Captions [Line Items]
Consolidated net income	$ 15,070	$ 768	$ (11,654)	$ 10,527
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(437)	(20)	(266)	715
Exchange differences on translation of foreign operations	(7,234)	(371)	15,207	16,052
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(7,671)	(391)	14,941	16,767
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(1,039)	(53)
Remeasurements of the net defined benefit liability, net of taxes	259	13	28	(123)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(780)	(40)	28	(123)
Total comprehensive (loss) income, net of tax	(8,451)	(430)	14,969	16,644
Consolidated comprehensive income for the year, net of tax	6,619	337	3,315	27,171
Attributable to:
Equity holders of the parent- continuing	3,984		841	24,818
Equity holders of the parent- discontinued	2,817		2,500
Non-controllinginterest-continuing	(421)		146	2,353
Non-controlling interest- discontinued	239		(172)
Consolidated comprehensive income for the year, net of tax	6,619	$ 337	3,315	27,171
Coca-Cola FEMSA [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income	13,911		(12,803)	10,070
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(396)		(192)	664
Exchange differences on translation of foreign operations	(6,937)		16,345	14,207
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(7,333)		16,053	14,871
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(1,039)
Remeasurements of the net defined benefit liability, net of taxes	223		(10)	(123)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(816)		(10)	(123)
Total comprehensive (loss) income, net of tax	(8,149)		16,143	14,748
Consolidated comprehensive income for the year, net of tax	5,762		3,340	24,818
Attributable to:
Equity holders of the parent- continuing	5,762		3,340	24,818
Consolidated comprehensive income for the year, net of tax	5,762		3,340	24,818
Wholly-Owned guarantors subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income	18,460		15,874	15,451
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(1,102)		(554)	371
Exchange differences on translation of foreign operations	23,618		5,245	(8,756)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	22,516		4,691	(8,385)
Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes	(6)		171	(117)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(6)		171	(117)
Total comprehensive (loss) income, net of tax	22,510		4,862	(8,502)
Consolidated comprehensive income for the year, net of tax	40,969		20,736	6,949
Attributable to:
Equity holders of the parent- continuing	40,969		20,736	6,949
Consolidated comprehensive income for the year, net of tax	40,969		20,736	6,949
Combined non-guarantor subsidiaries [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income	15,595		(14,754)	8,940
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	2,142		(266)	(202)
Exchange differences on translation of foreign operations	(7,127)		15,293	15,871
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(4,985)		15,027	15,669
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	(1,039)
Remeasurements of the net defined benefit liability, net of taxes	101		32	(144)
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	(938)		32	(144)
Total comprehensive (loss) income, net of tax	(5,923)		15,059	15,525
Consolidated comprehensive income for the year, net of tax	9,673		305	24,465
Attributable to:
Equity holders of the parent- continuing	7,038		(2,169)	22,112
Equity holders of the parent- discontinued	2,817		2,500
Non-controllinginterest-continuing	(421)		146	2,353
Non-controlling interest- discontinued	239		(172)
Consolidated comprehensive income for the year, net of tax	9,673		305	24,465
Eliminations [member]
Condensed Statement of Income Captions [Line Items]
Consolidated net income	(32,896)		29	(23,934)
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes	(1,081)		746	(118)
Exchange differences on translation of foreign operations	(16,788)		(21,676)	(5,270)
Net other comprehensive income to be reclassified to profit or loss in subsequent periods:	(17,869)		(20,930)	(5,388)
Items not to be reclassified to profit or loss in subsequent periods:
Loss from equity financial asset classified at FVOCI	1,039
Remeasurements of the net defined benefit liability, net of taxes	(59)		(165)	261
Net other comprehensive income not being reclassified to profit or loss in subsequent periods:	980		(165)	261
Total comprehensive (loss) income, net of tax	(16,889)		(21,095)	(5,127)
Consolidated comprehensive income for the year, net of tax	(49,785)		(21,066)	(29,061)
Attributable to:
Equity holders of the parent- continuing	(49,785)		(21,066)	(29,061)
Consolidated comprehensive income for the year, net of tax	$ (49,785)		$ (21,066)	$ (29,061)